Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500
Common stock shares redemption value	17,250,000		0